Note 20 - Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2019

Total Capital to Risk-Weighted Assets
Consolidated	$140,973	13.17%	$85,661	8.00%	N/A	N/A
Colony Bank	151,444	14.19	85,407	8.00	106,758	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	134,110	12.52	64,246	6.00	N/A	N/A
Colony Bank	144,581	13.54	64,055	6.00	85,407	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	110,610	10.33	48,185	4.50	N/A	N/A
Colony Bank	144,581	13.54	48,041	4.50	69,393	6.50

Tier I Capital to Average Assets
Consolidated	134,110	8.92	60,141	4.00	N/A	N/A
Colony Bank	144,581	9.77	59,977	4.00	74,972	5.00

As of December 31, 2018

Total Capital to Risk-Weighted Assets
Consolidated	$133,900	15.86%	$67,527	8.00%	N/A	N/A
Colony Bank	131,723	15.63	67,418	8.00	84,272	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	126,623	15.00	50,645	6.00	N/A	N/A
Colony Bank	124,446	14.77	50,563	6.00	67,418	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	103,123	12.22	37,984	4.50	N/A	N/A
Colony Bank	124,446	14.77	37,923	4.50	54,777	6.50

Tier I Capital to Average Assets
Consolidated	126,623	10.24	49,478	4.00	N/A	N/A
Colony Bank	124,446	10.08	49,396	4.00	61,745	5.00